Fair values (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Measurement [Abstract]
Disclosure of borrowings
The following table summarises the book value and fair value of the Group’s borrowings as at the dates presented:

	Year ended 31 December
	2023	2022
	€ million	€ million
Fair value of borrowings	10,580	10,503
Book value of borrowings (Note 13)	11,396	11,907

Disclosure of fair value measurement of liabilities
The following table summarises the fair value of the derivative assets and liabilities as at the dates presented:

	Year ended 31 December
	2023	2022
	€ million	€ million
Assets at fair value:
Derivatives (Note 12)	261	448
Liabilities at fair value:
Derivatives (Note 12)	268	263

Disclosure of fair value measurement of assets
The following table summarises the fair value of the derivative assets and liabilities as at the dates presented:

	Year ended 31 December
	2023	2022
	€ million	€ million
Assets at fair value:
Derivatives (Note 12)	261	448
Liabilities at fair value:
Derivatives (Note 12)	268	263